Notes Receivable and Allowance for Credit Losses (Details) - Schedule of gross notes receivable and related allowance for uncollectible accounts - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Notes receivable, amortized cost	$ 91,032,633	$ 103,581,855
Gross Receivables	94,512,428	107,650,187		$ 162,341,675
Less Allowance	(6,251,765)	(10,223,451)	$ (19,701,333)	(23,114,173)	$ (11,133,146)
Net Receivables		97,426,736		$ 139,227,502
Financial Asset Current [Member]
Financing Receivable, Past Due [Line Items]
Notes receivable, amortized cost	83,483,563
Gross Receivables		96,923,113
Less Allowance		(3,348,558)
Net Receivables		93,574,555
Financial Asset 1–28 days past due [Member]
Financing Receivable, Past Due [Line Items]
Notes receivable, amortized cost	3,610,029
Gross Receivables		5,516,812
Less Allowance		(2,146,103)
Net Receivables		3,370,709
Financial Asset 29–56 days past due [Member]
Financing Receivable, Past Due [Line Items]
Notes receivable, amortized cost	1,633,102
Gross Receivables		2,513,755
Less Allowance		(2,063,131)
Net Receivables		450,624
Financial Asset 57–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Notes receivable, amortized cost	$ 2,305,939
Gross Receivables		2,696,507
Less Allowance		(2,665,659)
Net Receivables		$ 30,848